Retail Installment Contract Receivables (Tables)	6 Months Ended
Jun. 30, 2017
Receivables [Abstract]
Schedule of Installment Receivables
The changes in the Company’s allowance for accounts receivable were as follows for the periods ended (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Beginning balance	$3,175	$3,022	$4,138	$3,541
Provision for doubtful accounts	5,043	3,736	9,726	7,717
Write-offs and adjustments	(4,419)	(3,661)	(10,065)	(8,161)
Balance at end of period	$3,799	$3,097	$3,799	$3,097
The following table summarizes the installment receivables (in thousands):

June 30, 2017
RIC receivables, gross	$80,608
Deferred interest	(24,889)
RIC receivables, net of deferred interest	55,719

Classified on the condensed consolidated unaudited balance sheets as:
Accounts and notes receivable, net	$8,478
Long-term investments and other assets, net	47,241
RIC receivables, net	$55,719

Allowance for Credit Losses on Financing Receivables
Activity in the deferred interest for the RIC receivables was as follows (in thousands):

Six months ended June 30, 2017
Deferred interest, beginning of period	$—
Bad debt expense	—
Write-offs, net of recoveries	(234)
Change in deferred interest on short-term and long-term RIC receivables	25,123
Deferred interest, end of period	$24,889